Deferred Revenue - Movement (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) oz $ / Ounce	Dec. 31, 2023 USD ($) oz $ / Ounce
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Accretion of deferred revenue		$ 2,501	$ 3,032
Current portion of deferred revenue		31,712	17,159
Deferred revenue		48,231	$ 58,390
Average cash consideration (in usd per ounce) | $ / Ounce			386
Cumulative quantity delivered | oz			29,260
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz			14,005
Balance, beginning of year		75,549	$ 86,055
Advances received			3,544
Accretion of deferred revenue			3,032
Amortization of deferred revenue		$ (18,310)	(17,082)
Balance, end of year			75,549
Current portion of deferred revenue			17,159
Deferred revenue			58,390
Cumulative quantity delivered | oz		45,177
Royal Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization due to change in estimate		$ 3,000	$ 2,500
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz		15,917	14,005
Balance, beginning of year		$ 75,549
Advances received	$ 100,000	3,249
Accretion of deferred revenue		2,501
Amortization of deferred revenue		(18,310)	$ (17,100)
Balance, end of year		62,989	$ 75,549
Current portion of deferred revenue		14,758
Deferred revenue		$ 48,231
Average cash consideration (in usd per ounce) | $ / Ounce		473	386